SCHEDULE OF DEFERRED TAX ASSETS (Details) - USD ($)	Dec. 31, 2023	Nov. 30, 2023	Dec. 31, 2022	Nov. 30, 2022
Deferred tax asset
Net operating loss	$ 544,191		$ 129,220
Startup/organizational costs		327,760		241,940
Total deferred tax asset	697,058	327,760	366,055	241,940
Valuation allowance	(573,687)	(327,760)	(163,554)	(241,940)
Deferred tax asset, net of allowance